Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 18.2%
$ 205,000
Ally Auto Receivables Trust, Series 2022-3,
Class A4, 5.070%, 6/15/31 ..........
$ 205,376
359,217
AmeriCredit Automobile Receivables
Trust, Series 2018-3, Class C, 3.740%,
10/18/24 .......................
358,930
2,309,000
AmeriCredit Automobile Receivables
Trust, Series 2021-1, Class B, 0.680%,
10/19/26 .......................
2,197,440
854,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-2A, Class A, 3.350%,
9/22/25(a) .....................
825,293
975,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(a) .....................
884,409
753,000
BA Credit Card Trust, Series 2022-A2,
Class A2, 5.000%, 4/17/28 ..........
760,950
1,000,000
CarMax Auto Owner Trust, Series 2022-1,
Class A4, 1.700%, 8/16/27 ..........
911,195
421,427
CarMax Auto Owner Trust, Series 2022-2,
Class A2A, 2.810%, 5/15/25 ........
417,276
1,150,000
CarMax Auto Owner Trust, Series 2022-4,
Class A3, 5.340%, 8/16/27 ..........
1,161,850
723,776
Carvana Auto Receivables Trust, Series
2021-P2, Class A3, 0.490%, 3/10/26 ...
697,174
786,131
Chesapeake Funding II, LLC, Series 2021-
1A, Class A1, 0.470%, 4/15/33(a) .....
773,719
514
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.730%,
6/25/37 .......................
509
187,986
Citigroup Mortgage Loan Trust, Inc., Series
2005-HE1, Class M3, 5.364%, (LIBOR
USD 1-Month plus 0.98%), 5/25/35(b)
(c) ...........................
186,010
753,000
Discover Card Execution Note Trust, Series
2022-A4, Class A, 5.030%, 10/15/27 ..
761,121
651,002
Enterprise Fleet Financing, LLC, Series
2020-2, Class A2, 0.610%, 7/20/26(a) ..
634,288
1,500,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(a) .
1,391,342
1,500,000
Ford Credit Auto Owner Trust 2020-
REV2, Series 2020-2, Class A, 1.060%,
4/15/33(a) .....................
1,344,317
1,000,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-2, Class A3,
0.670%, 7/15/25(a) ...............
934,086
1,590,000
Hertz Vehicle Financing, LLC, Series
2021-1A, Class A, 1.210%, 12/26/25(a)
1,469,542
1,250,000
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A3, 5.210%,
8/16/27 .......................
1,261,565
1,078,000
OneMain Direct Auto Receivables Trust
2019-1, Series 2019-1A, Class A,
3.630%, 9/14/27(a) ...............
1,035,070
450,090
OneMain Financial Issuance Trust, Series
2020-1A, Class A, 3.840%, 5/14/32(a) .
446,807
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 775,000
OneMain Financial Issuance Trust 2022-
2, Series 2022-2A, Class A, 4.890%,
10/14/34(a) .....................
$ 757,035
700,000
OneMain Financial Issuance Trust 2022-
3, Series 2022-3A, Class A, 5.940%,
5/15/34(a) .....................
695,746
600,000
Santander Drive Auto Receivables Trust,
Series 2022-7, Class A3, 5.750%,
4/15/27 .......................
603,579
1,600,000
Verizon Master Trust, Series 2021-1, Class
A, 0.500%, 5/20/27 ...............
1,503,184
1,250,000
World Omni Auto Receivables Trust, Series
2022-D, Class A3, 5.610%, 2/15/28 ...
1,263,848
1,290,000
World Omni Select Auto Trust, Series
2021-A, Class A3, 0.530%, 3/15/27 ...
1,246,298
Total Asset Backed Securities
(Cost $24,981,717) ............... 24,727,959
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
750,105
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.500%,
7/25/49(a)(d) ...................
668,459
83,277
Fannie Mae, Series 2012-152, Class PC,
1.750%, 8/25/42 .................
80,145
576,494
Fannie Mae, Series 2013-35, Class CB,
2.000%, 2/25/43 .................
540,210
44,413
Fannie Mae, Series 2013-72, Class NA,
2.500%, 8/25/42 .................
42,543
469,700
Fannie Mae, Series 2015-71, Class PD,
2.500%, 3/25/43 .................
450,961
305,368
Fannie Mae, Series 2016-100, Class DA,
3.000%, 2/25/43 .................
291,917
479,882
Freddie Mac, Series 4828, Class QA,
3.500%, 3/15/47 .................
461,450
790,371
JP Morgan Mortgage Trust, Series 2017-5,
Class A1B, 3.211%, 10/26/48(a)(d) ...
751,475
Total Collateralized Mortgage Obligations
(Cost $3,537,854) ................ 3,287,160
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 9.2%
862,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class B, 5.217%, (LIBOR
USD 1-Month plus 0.90%), 10/15/36(a)
(b) ...........................
815,518
630,280
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 5.495%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(b) ...........................
590,959
869,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 5.818%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(b) ...........................
825,348

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 953,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 5.589%, (LIBOR
USD 1-Month plus 1.27%), 12/15/38(a)
(b) ...........................
$ 914,762
668,162
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 5.515%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(b) ...........................
633,809
613,666
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 5.648%, (TSFR1M
plus 1.31%), 2/15/39(a)(b) ..........
581,995
208,000
BX Trust, Series 2021-ARIA, Class A,
5.217%, (LIBOR USD 1-Month plus
0.90%), 10/15/36(a)(b) ............
197,827
862,000
BX Trust, Series 2021-RISE, Class C,
5.768%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(b) ............
814,983
454,000
COMM 2013-CCRE11 Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%,
8/10/50 .......................
448,991
1,100,000
COMM Mortgage Trust, Series 2014-
LC15, Class A4, 4.006%, 4/10/47 .....
1,075,154
789,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 5.638%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(b) ...........................
749,426
42,892
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
42,326
223,648
GS Mortgage Securities Trust, Series 2014-
GC24, Class AAB, 3.650%, 9/10/47 ...
219,413
1,000,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
971,202
300,000
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
290,669
859,000
Med Trust, Series 2021-MDLN, Class C,
6.118%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(b) ............
816,096
1,121,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
1,083,780
641,510
OPG Trust, Series 2021-PORT, Class C,
5.150%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(b) ............
599,678
440,818
SMR Mortgage Trust, Series 2022-IND,
Class A, 5.986%, (TSFR1M plus 1.65%),
2/15/39(a)(b) ...................
416,500
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 500,000
WFRBS Commercial Mortgage Trust,
Series 2014-C21, Class A5, 3.678%,
8/15/47 .......................
$ 482,974
Total Commercial Mortgage-Backed
Securities
(Cost $13,082,025) ............... 12,571,410
CORPORATE BONDS — 40.6%
Aerospace & Defense — 0.2%
292,000
Bombardier, Inc., 7.500%, 12/1/24(a) .... 292,255
Automobiles — 2.1%
815,000
BMW U.S. Capital, LLC, 3.150%,
4/18/24(a) ..................... 795,063
825,000
Daimler Trucks Finance North America,
LLC, 3.500%, 4/7/25(a) ............ 791,981
540,000
Ford Motor Credit Co., LLC, 2.300%,
2/10/25 ....................... 487,715
800,000
Hyundai Capital America, 0.800%,
1/8/24(a) ...................... 761,258
2,836,017
Banks — 10.6%
1,075,000
Bank of America Corp., MTN, 0.981%,
(SOFR plus 0.91%), 9/25/25(e) ...... 989,747
800,000
Bank of Nova Scotia (The), 1.450%,
1/10/25 ....................... 744,515
700,000
BNP Paribas SA, 4.705%, (LIBOR USD
3-Month plus 2.24%), 1/10/25(a)(e) ... 693,193
825,000
Citigroup, Inc., 3.352%, (LIBOR USD
3-Month plus 0.90%), 4/24/25(e) ..... 799,339
605,000
Credit Suisse AG, MTN, 3.625%, 9/9/24 . 564,376
800,000
Danske Bank A/S, 0.976%, (1-Year
Treasury Constant Maturity plus 0.55%),
9/10/25(a)(d) ................... 730,727
1,003,000
Goldman Sachs Group, Inc. (The), 4.000%,
3/3/24 ........................ 989,823
625,000
HSBC Holdings PLC, 2.999%, (SOFR plus
1.43%), 3/10/26(e) ............... 587,838
650,000
Huntington National Bank (The), 4.008%,
(SOFR plus 1.21%), 5/16/25(e) ...... 636,550
817,000
Mitsubishi UFJ Financial Group, Inc.,
0.848%, (1-Year Treasury Constant
Maturity plus 0.68%), 9/15/24(d) ..... 788,655
1,045,000
Morgan Stanley, MTN, 1.164%, (SOFR
plus 0.56%), 10/21/25(e) ........... 960,500
850,000
NatWest Markets PLC, 5.083%, (SOFR
plus 0.76%), 9/29/26(a)(b) .......... 811,918
842,000
PNC Financial Services Group, Inc.
(The), Series O, 8.118%, (LIBOR USD
3-Month plus 3.68%)(d)(f) .......... 839,895
823,000
Standard Chartered PLC, 0.991%, (1-Year
Treasury Constant Maturity plus 0.78%),
1/12/25(a)(d) ................... 776,623

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 925,000
State Street Corp., 5.751%, (SOFR plus
1.35%), 11/4/26(e) ............... $ 947,692
800,000
Sumitomo Mitsui Trust Bank, Ltd.,
0.850%, 3/25/24(a) ............... 756,896
800,000
Swedbank AB, 3.356%, 4/4/25(a) ...... 768,349
1,100,000
Wells Fargo & Co., MTN, 0.805%, (SOFR
plus 0.51%), 5/19/25(e) ............ 1,030,043
14,416,679
Chemicals — 0.8%
696,000
NOVA Chemicals Corp., 4.875%, 6/1/24(a) 673,373
500,000
Westlake Corp., 0.875%, 8/15/24 ....... 464,461
1,137,834
Commercial Services & Supplies — 0.4%
554,000
GFL Environmental, Inc., 4.250%,
6/1/25(a) ...................... 529,083
Construction Materials — 0.8%
558,000
Koppers, Inc., 6.000%, 2/15/25(a) ...... 530,100
575,000
Martin Marietta Materials, Inc., 4.250%,
7/2/24 ........................ 567,502
1,097,602
Diversified Financial Services — 5.9%
826,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.150%, 2/15/24 . 798,718
860,000
Air Lease Corp., MTN, 0.700%, 2/15/24 . 812,160
800,000
Ally Financial, Inc., 5.750%, 11/20/25 ... 775,178
775,000
American Express Co., 2.250%, 3/4/25(c) 731,863
825,000
Blackstone Private Credit Fund, 1.750%,
9/15/24 ....................... 758,767
880,000
Element Fleet Management Corp., 1.600%,
4/6/24(a) ...................... 833,924
753,000
ERAC USA Finance, LLC, 3.850%,
11/15/24(a) ..................... 727,912
581,000
FS KKR Capital Corp., 1.650%, 10/12/24 524,035
483,000
OneMain Finance Corp., 6.125%, 3/15/24 467,321
741,000
Owl Rock Capital Corp., 5.250%, 4/15/24 730,832
825,000
Park Aerospace Holdings, Ltd., 5.500%,
2/15/24(a) ..................... 814,489
7,975,199
Diversified Telecommunication Services — 0.4%
550,688
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 544,410
Electric Utilities — 3.9%
285,000
American Electric Power Co., Inc., 2.031%,
3/15/24 ....................... 274,882
805,000
CMS Energy Corp., 3.875%, 3/1/24 ..... 787,635
750,000
Duke Energy Progress, LLC, 3.250%,
8/15/25 ....................... 723,252
459,000
Entergy Louisiana, LLC, 0.620%, 11/17/23 441,890
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 300,000
Korea East-West Power Co., Ltd., 3.600%,
5/6/25(a) ...................... $ 290,276
1,045,000
Puget Energy, Inc., 3.650%, 5/15/25 .... 994,683
825,000
Sempra Energy, 3.300%, 4/1/25 ........ 791,720
600,000
Southern Co. (The), Series 21-A, 0.600%,
2/26/24 ....................... 569,288
471,000
WESCO Distribution, Inc., 7.125%,
6/15/25(a) ..................... 476,890
5,350,516
Energy Equipment & Services — 1.4%
313,000
Genesis Energy L.P./Genesis Energy
Finance Corp., 5.625%, 6/15/24 ...... 302,043
843,000
Plains All American Pipeline L.P./PAA
Finance Corp., 3.600%, 11/1/24 ...... 815,424
805,000
Williams Cos., Inc. (The), 4.500%,
11/15/23 ....................... 799,019
1,916,486
Entertainment — 0.4%
525,000
Mattel, Inc., 3.375%, 4/1/26(a) ........ 482,688
Equity Real Estate Investment Trusts (REITS)
— 2.6%
790,000
American Tower Corp., 5.000%, 2/15/24 . 787,325
775,000
Kimco Realty Corp., 2.700%, 3/1/24 .... 750,274
730,000
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp., 5.250%,
10/1/25(a) ..................... 685,865
825,000
Retail Opportunity Investments Partnership
L.P., 5.000%, 12/15/23 ............ 815,664
518,000
Starwood Property Trust, Inc., 3.750%,
12/31/24(a) ..................... 486,410
3,525,538
Food & Staples Retailing — 0.5%
750,000
Cargill, Inc., 3.500%, 4/22/25(a) ....... 725,781
Hotels, Restaurants & Leisure — 0.5%
668,000
Prime Security Services Borrower, LLC/
Prime Finance, Inc., 5.250%, 4/15/24(a) 656,183
Household Products — 0.5%
750,000
GSK Consumer Healthcare Capital UK
PLC, 3.125%, 3/24/25 ............. 713,761
Insurance — 3.9%
825,000
Apollo Management Holdings L.P.,
4.000%, 5/30/24(a) ............... 800,635
875,000
Athene Global Funding, 1.716%, 1/7/25(a) 807,818
825,000
F&G Global Funding, 0.900%, 9/20/24(a) 754,218
880,000
GA Global Funding Trust, 0.800%,
9/13/24(a) ..................... 804,472
625,000
Jackson National Life Global Funding,
3.875%, 6/11/25(a) ............... 600,440
750,000
John Hancock Life Insurance Co., 7.375%,
2/15/24(a) ..................... 764,447

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 815,000
Security Benefit Global Funding, 1.250%,
5/17/24(a) ..................... $ 764,895
5,296,925
Media — 0.6%
757,000
Discovery Communications, LLC, 3.800%,
3/13/24 ....................... 739,683
Oil, Gas & Consumable Fuels — 2.2%
1,000,000
Aker BP ASA, 3.000%, 1/15/25(a)(c) .... 948,820
445,000
ConocoPhillips Co., 2.125%, 3/8/24 .... 430,101
800,000
Devon Energy Corp., 5.250%, 9/15/24 ... 801,015
830,000
EQT Corp., 5.678%, 10/1/25 .......... 826,530
3,006,466
Semiconductors & Semiconductor Equipment
— 1.1%
750,000
Broadcom Corp./Broadcom Cayman
Finance, Ltd., 3.625%, 1/15/24 ....... 737,350
803,000
Microchip Technology, Inc., 4.250%,
9/1/25 ........................ 780,147
1,517,497
Software — 0.3%
375,000
Oracle Corp., 5.800%, 11/10/25 ....... 383,564
Specialty Retail — 1.1%
865,000
7-Eleven, Inc., 0.800%, 2/10/24(a) ...... 823,041
717,000
Nordstrom, Inc., 2.300%, 4/8/24 ....... 670,539
1,493,580
Tobacco — 0.4%
550,000
BAT Capital Corp., 3.222%, 8/15/24 .... 529,793
Total Corporate Bonds
(Cost $58,182,963) ............... 55,167,540
MUNICIPAL BONDS — 3.9%
California — 1.4%
650,000
Beverly Hills Public Financing Authority,
CA, Advance Refunding, Taxable
Revenue Bonds, Series B, 0.730%,
6/1/24 ........................ 615,420
590,000
Port of Oakland, CA, Port, Airport &
Marina Revenue, Advance Refunding
Revenue Bonds, Series R, 1.081%,
5/1/24 ........................ 560,819
750,000
University of California, Current
Refunding, Taxable Revenue Revenue
Bonds, Series AX, Callable 4/1/25 @
100, 3.063%, 7/1/25 .............. 721,245
1,897,484
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Hawaii — 0.1%
$ 240,000
State of Hawaii, HI, Public Improvements,
Cash Flow Management G.O., 0.802%,
10/1/24 ....................... $ 224,971
Illinois — 0.6%
815,000
Chicago O'Hare International Airport, IL,
Refunding, Taxable Revenue Bonds,
Series D, 1.168%, 1/1/24 ........... 787,412
New Jersey — 0.2%
235,000
New Jersey Turnpike Authority, Advance
Refunding Revenue Bonds, Series B,
0.638%, 1/1/24 .................. 226,072
Pennsylvania — 0.4%
515,000
Pennsylvania State University (The), PA,
Refunding Notes, Taxable Revenue
Bonds, Series D, 1.353%, 9/1/23 ..... 505,359
Texas — 1.2%
970,000
City of Houston, TX, Airport System
Revenue, Refunding, Taxable Revenue
Bonds, Series C, 1.054%, 7/1/23 ..... 951,745
750,000
City of Houston, TX, Combined Utility
System Revenue, Taxable Revenue,
First Lien-Series C, Advance Refunding
Revenue Bonds, 1.746%, 11/15/23 .... 732,465
1,684,210
Total Municipal Bonds
(Cost $5,488,570) ................ 5,325,508
U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Banks
—
2.0%
2,700,000
4.875%, 6/14/24 ................... 2,704,125
Total U.S. Government Agencies
(Cost $2,700,907) ................ 2,704,125
U.S. TREASURY NOTES — 21.5%
3,940,000
2.875%, 6/30/24 ................. 3,847,041
21,240,000
1.125%, 1/15/25 ................. 19,888,439
5,700,000
3.000%, 7/15/25 ................. 5,525,215
Total U.S. Treasury Notes
(Cost $29,455,229) ............... 29,260,695

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 1.7%
2,270,751
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(g) .......
$ 2,270,751
Total Money Market Fund
(Cost $2,270,751) ................ 2,270,751
Total Investments — 99.5%
(Cost $139,700,016) ........................... 135,315,148
Net Other Assets (Liabilities) — 0.5% ............... 739,237
NET ASSETS — 100.0% .......................
$ 136,054,385
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.
(c) All or a portion of the securities are held in a separate collateral account at US Bank.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Security is perpetual in nature and has no stated maturity date.
(g) Represents the current yield as of report date.
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
December 31, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Short Duration Bond Fund ............. $ 2,270,751(a) $ 133,044,397(b) $ — $ 135,315,148
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
December 31, 2022 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.